Average Annual Total Returns - ProFund Access VP High Yield	None OneYear	None FiveYears	None TenYears	None Inception Date	OneYear		FiveYears		TenYears
Total	(0.06%)	4.99%	5.37%	May 02, 2005	4.66%	[1]	7.71%	[1]	6.06%	[1]

[1]	Reflects no deduction for fees, expenses or taxes.